Net Loss per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Schedule of anti-dilutive common stock equivalents

The Company excluded the following common stock equivalents, outstanding as of March 31, 2017 and 2016, from the computation of diluted net loss per share for the applicable quarterly periods because they had an anti-dilutive impact on the computation:

	March 31,
	2017	2016
Options to purchase common stock—issued	3,376,921	1,807,118
Inducement grants—issued	108,333	—
Warrants to purchase common stock	18,534	18,534

Total	3,503,788	1,825,652

The Company excluded the following common stock equivalents, outstanding as of the years ended December 31, 2016, 2015 and 2014, from the computation of diluted net loss per share for these same periods because they had an anti-dilutive impact on the computation:

	December 31,
	2016	2015	2014
Options to purchase common stock—issued	2,756,921	1,810,155	88,346
Inducement grants—issued	288,889	—	—
Unvested restricted common stock	—	318	3,342
Convertible preferred stock	—	—	6,915,525
Warrants to purchase convertible preferred and common stock	18,534	18,534	18,534

Total	3,064,344	1,829,007	7,025,747